Net interest income (Tables)	12 Months Ended
Dec. 31, 2020
Net interest income
Schedule of net interest income

Skr mn	2020	2019	2018
Interest income
Loans to credit institutions	236	546	1,498
Loans to the public	4,210	4,597	2,965
Loans in the form of interest-bearing securities	897	829	672
Interest-bearing securities excluding loans in the form of interest-bearing securities	242	686	523
Derivatives	-1,708	-538	-501
Administrative remuneration CIRR-system[1]	197	194	157
Other assets	34	43	52
Total interest income	4,108	6,357	5,366

Interest expenses
Interest expenses excl. resolution fee	-2,076	-4,471	-3,658
Resolution fee	-86	-169	-266
Total interest expenses	-2,162	-4,640	-3,924
Net interest income	1,946	1,717	1,442

Skr mn	2020	2019	2018
Interest income were related to:
Financial assets at fair value through profit or loss	-1,070	452	283
Derivatives used for hedge accounting	-396	-303	-261
Financial assets at amortized cost	5,574	6,208	5,344
Total interest income	4,108	6,357	5,366

Interest expenses were related to:
Financial liabilities at fair value through profit or loss	725	1,158	685
Financial assets measured at fair value through profit or loss - negative interest on income	-60	-72	-104
Financial assets measured at amortized cost - negative interest income	0	-9	-27
Derivatives used for hedge accounting	1,904	-286	106
Financial liabilities at amortized cost	-4,731	-5,431	-4,584
Total interest expenses	-2,162	-4,640	-3,924
Net interest income	1,946	1,717	1,442

Schedule of interest income by geographical areas

Interest income geographical areas
Skr mn	2020	2019	2018
Sweden	1,223	1,281	1,114
Europe except Sweden	-166	1,340	1,288
Countries outside of Europe	3,051	3,736	2,964
Total interest income	4,108	6,357	5,366

Schedule of interest income by product group

Interest income per product group
Skr mn	2020	2019	2018
Lending to Swedish exporters	1,921	1,954	1,709
Lending to exporters’ customers[2]	1,229	1,784	1,665
Liquidity	958	2,619	1,992
Total interest income	4,108	6,357	5,366
1	Including administrative remuneration for concessionary loans by Skr 1 million (2019: Skr 2 million).
2	In interest income for Lending to exporters’ customers, Skr 196 million (2019: Skr 192 million) represent remuneration from the CIRR-system (see note 24).